Loans, net - Disclosure Of Maturity Analysis For Financial Liabilities (Detail) - Gross carrying amount [member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	S/ 6,163,807	S/ 7,720,373
Expected loss	1,302,428	1,815,491
30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	4,260,747	5,400,087
Expected loss	450,143	609,406
90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	3,060	16,219
Expected loss	2,801	14,888
30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	631,419	793,798
Expected loss	118,743	228,445
90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,268,581	1,510,269
Expected loss	730,741	962,752
Commercial loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,645,405	3,665,743
Expected loss	170,756	238,163
Commercial loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,169,530	3,155,267
Expected loss	36,418	60,877
Commercial loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	6	2,686
Expected loss	5	2,259
Commercial loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	129,463	96,517
Expected loss	1,990	7,532
Commercial loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	346,406	411,273
Expected loss	132,343	167,495
Consumer loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,137,384	2,969,648
Expected loss	969,116	1,395,778
Consumer loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,299,718	1,700,558
Expected loss	369,516	508,045
Consumer loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,581	10,295
Expected loss	2,373	9,883
Consumer loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	322,975	535,994
Expected loss	104,900	205,316
Consumer loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	512,110	722,801
Expected loss	492,327	672,534
Mortgage loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	994,182	852,959
Expected loss	88,277	80,404
Mortgage loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	539,780	463,168
Expected loss	35,542	20,311
Mortgage loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount		546
Expected loss		109
Mortgage loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	129,307	116,386
Expected loss	8,414	5,442
Mortgage loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	325,095	272,859
Expected loss	44,321	54,542
Small and micro-business loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	386,836	232,023
Expected loss	74,279	101,146
Small and micro-business loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	251,719	81,094
Expected loss	8,667	20,173
Small and micro-business loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	473	2,692
Expected loss	423	2,637
Small and micro-business loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	49,674	44,901
Expected loss	3,439	10,155
Small and micro-business loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	84,970	103,336
Expected loss	61,750	68,181
Stage 2 [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	4,892,166	6,193,885
Expected loss	568,886	837,851
Stage 2 [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	4,260,747	5,400,087
Expected loss	450,143	609,406
Stage 2 [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	631,419	793,798
Expected loss	118,743	228,445
Stage 2 [member] | Commercial loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,298,993	3,251,784
Expected loss	38,408	68,409
Stage 2 [member] | Commercial loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,169,530	3,155,267
Expected loss	36,418	60,877
Stage 2 [member] | Commercial loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	129,463	96,517
Expected loss	1,990	7,532
Stage 2 [member] | Consumer loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,622,693	2,236,552
Expected loss	474,416	713,361
Stage 2 [member] | Consumer loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,299,718	1,700,558
Expected loss	369,516	508,045
Stage 2 [member] | Consumer loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	322,975	535,994
Expected loss	104,900	205,316
Stage 2 [member] | Mortgage loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	669,087	579,554
Expected loss	43,956	25,753
Stage 2 [member] | Mortgage loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	539,780	463,168
Expected loss	35,542	20,311
Stage 2 [member] | Mortgage loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	129,307	116,386
Expected loss	8,414	5,442
Stage 2 [member] | Small and micro-business loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	301,393	125,995
Expected loss	12,106	30,328
Stage 2 [member] | Small and micro-business loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	251,719	81,094
Expected loss	8,667	20,173
Stage 2 [member] | Small and micro-business loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	49,674	44,901
Expected loss	3,439	10,155
Stage 3 [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,271,641	1,526,488
Expected loss	733,542	977,640
Stage 3 [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	3,060	16,219
Expected loss	2,801	14,888
Stage 3 [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,268,581	1,510,269
Expected loss	730,741	962,752
Stage 3 [member] | Commercial loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	346,412	413,959
Expected loss	132,348	169,754
Stage 3 [member] | Commercial loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	6	2,686
Expected loss	5	2,259
Stage 3 [member] | Commercial loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	346,406	411,273
Expected loss	132,343	167,495
Stage 3 [member] | Consumer loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	514,691	733,096
Expected loss	494,700	682,417
Stage 3 [member] | Consumer loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,581	10,295
Expected loss	2,373	9,883
Stage 3 [member] | Consumer loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	512,110	722,801
Expected loss	492,327	672,534
Stage 3 [member] | Mortgage loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	325,095	273,405
Expected loss	44,321	54,651
Stage 3 [member] | Mortgage loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount		546
Expected loss		109
Stage 3 [member] | Mortgage loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	325,095	272,859
Expected loss	44,321	54,542
Stage 3 [member] | Small and micro-business loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	85,443	106,028
Expected loss	62,173	70,818
Stage 3 [member] | Small and micro-business loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	473	2,692
Expected loss	423	2,637
Stage 3 [member] | Small and micro-business loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	84,970	103,336
Expected loss	S/ 61,750	S/ 68,181